Pensions and Other Post-Employment Benefit Plans - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) Participant	Dec. 31, 2018 RUB (₽) Participant	Dec. 31, 2017 Participant
Disclosure of defined benefit plans [abstract]
Number of active participants | Participant	47,288	48,531	48,920
Number of pensioners | Participant	37,814	38,751	39,427
Defined benefit obligations | ₽	₽ 4,745	₽ 3,806
Other long-term benefit obligations | ₽	₽ 803	₽ 785
Top of range [member]
Disclosure of defined benefit plans [abstract]
Weighted average duration of the defined benefit obligation and other long-term benefits obligation	12 years	12 years